Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous current assets [abstract]
Deferred charges	€ 2,632	€ 2,046	€ 2,021
Tax credits	695	185	219
Accrued income	486	958	524
Other tax receivables	3,127	2,286	2,910
Other non-trade receivables	1,676	1,461	2,001
Total current assets	€ 8,616	€ 6,936	€ 7,675	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.